Form N-1A Supplement	Sep. 04, 2026
XFUNDS(TM) 1-3 Month BOX ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the
Summary Prospectus dated August 17, 2026,
and Prospectus dated August 10, 2026

Effective immediately, in the Fund Summary section of the Prospectus, the table and text under the “Fees and Expenses of the Fund” and “Example” headings are deleted in their entirety and corrected with the following: